                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number: ____________

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temasek Holdings (Private) Limited
Address: 60B Orchard Road #06-18 Tower 2
         The Atrium@Orchard, Singapore
         238891, Singapore

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chia Yue Joo Lena
Title: Managing Director, Legal & Regulations
Phone: +65 6828 6968

Signature, Place, and Date of Signing:

 /s/ Chia Yue Joo Lena              Singapore                15 May 2008
--------------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

   Form 13F File Number         Name

   28-______________
   [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

         Number of Other Included Managers:................         16
         Form 13F Information Table Entry Total:...........         11
         Form 13F Information Table Value Total:...........  4,948,179
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number/1/     Name
--- --------------------------- ----------------------
 1  28-________________________ Clover Investments
                                (Mauritius) Pte Ltd

 2  28-________________________ Amberwood Investments
                                (Mauritius) Pte Ltd

 3  28-________________________ Faber Investments
                                (Mauritius) Pte Ltd

 4  28-________________________ Henderson Investments
                                (Mauritius) Pte Ltd

 5  28-________________________ Springwood Investments
                                (Mauritius) Pte Ltd

 6  28-________________________ Tomlinson Investments
                                (Mauritius) Pte Ltd

 7  28-________________________ Centaura Investments
                                (Mauritius) Pte Ltd

--------
/1/ The 13F file number will be assigned after Temasek makes its first filing.

  8  28-________________________  Cairnhill Investments
                                  (Mauritius) Pte Ltd

  9  28-________________________  Crescent Investments
                                  (Mauritius) Pte Ltd

  10 28-________________________  Allamanda Investments Pte
                                  Ltd

  11 28-________________________  Seletar Investments Pte Ltd

  12 28-________________________  Temasek Capital (Private)
                                  Limited

  13 28-________________________  Fullerton Management Pte
                                  Ltd

  14 28-________________________  Fullerton Financial Holdings
                                  Pte Ltd

  15 28- ________________________ Baytree Investments
                                  (Mauritius) Pte Ltd

  16 28- ________________________ Charlton Investments
                                  (Mauritius) Pte Ltd

[Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

COLUMN 1          COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6       COLUMN 7        COLUMN 8
--------          -------- --------- --------- ------------------- -------------- -------------- ----------------
                                                                                                 VOTING AUTHORITY
                  TITLE OF            VALUE     SHRS OR   SH/ PUT/   INVESTMENT       OTHER      ----------------
NAME OF ISSUER     CLASS    CUSIP    (X$1000)   PRN AMT   PRN CALL   DISCRETION      MANAGERS    SOLE SHARED NONE
--------------    -------- --------- --------- ---------- --- ---- -------------- -------------- ---- ------ ----
Blackstone Group    COM    09253U108    23,820  1,500,000 SH       Shared-defined                 X
  L P               UNIT
                    LTD
Cyclacel            COM    23254L108     1,131    379,500 SH       Shared-defined                 X
  Pharmaceuticals
  Inc
Equinix Inc         COM    29444U502   285,907  4,300,000 SH       Shared-defined                 X
                    NEW
Global Crossing     SHS    G3921A175   718,223 47,376,161 SH       Shared-defined                 X
  Ltd               NEW
Home Inns &         SPON   43713W107       807     41,000 SH       Shared-defined                 X
  Hotels Mgmt Inc   ADR
ICICI Bank Ltd      ADR    45104G104   138,763  3,633,482 SH       Shared-defined   10, 13, 14    X
Merrill Lynch &     COM    590188108 3,542,326 86,949,594 SH       Shared-defined 1, 2, 3, 4, 5,  X
  Co Inc                                                                           6, 7, 8, 9,
                                                                                      13, 16
Mylan Inc           COM    628530107    99,573  8,583,889 SH       Shared-defined   11, 12, 15    X
Opko Health Inc     COM    68375N103     6,949  3,373,200 SH       Shared-defined                 X
Vical Inc           COM    925602104    17,530  4,980,079 SH       Shared-defined                 X
Yingli Green        ADR    98584B103   113,150  6,616,959 SH       Shared-defined   11, 12, 15    X
  Energy Hldg Co